WARRANTS (Details) - Warrants [member] - $ / shares	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Oct. 31, 2022
IfrsStatementLineItems [Line Items]
Number of Warrants outstanding at beginning		31,770,249	56,919,787
Weighted Average Exercise Price, Warrants outstanding at beginning		$ 0.230	$ 0.220
Expiration of warrants pursuant to convertible debt deemed re-issuance			(8,409,091)
Weighted Average Exercise Price, Expiration of warrants pursuant to convertible debt deemed re-issuance			$ 0.160
Expiration of warrants issued pursuant to private placement to PBIC			(15,000,000)
Weighted Average Exercise Price, Expiration of warrants issued pursuant to private placement to PBIC			$ 0.130
Issuance pursuant to the December Convertible Debentures (Note 11.1)	6,716,499
Weighted Average Exercise Price, Issuance pursuant to the December Convertible Debentures (Note 11.1)	$ 0.250
Issuance pursuant to the July Convertible Debentures (Note 11.2)	13,737,500
Weighted Average Exercise Price, Issuance pursuant to the July Convertible Debentures (Note 11.2)	$ 0.280
Issuance pursuant to the August Convertible Debentures (Note 11.2.1)	2,816,250
Weighted Average Exercise Price, Issuance pursuant to the August Convertible Debentures (Note 11.2.1)	$ 0.280
Issued pursuant to the Consulting Agreement with Goodness Growth (Note 13.2)	8,500,000
Weighted Average Exercise Price, Issued pursuant to the Consulting Agreement with Goodness Growth (Note 13.2)	$ 0.330
Expiration of warrants pursuant to Feb 2021 subscription	(8,200,000)
Weighted Average Exercise Price, Expiration of warrants pursuant to Feb 2021 subscription	$ 0.200
Expiration of warrants pursuant to the Offering (Special warrant issue)	(23,162,579)
Weighted Average Exercise Price, Expiration of warrants pursuant to the Offering (Special warrant issue)	$ 0.300
Expiration of warrants pursuant to terminate purchase agreement	(2,148,117)
Weighted Average Exercise Price, Expiration of warrants pursuant to terminate purchase agreement	$ 0.440
Conversion to common shares pursuant to the December Convertible Debentures		(6,716,499)
Weighted Average Exercise Price, Conversion to common shares pursuant to the December Convertible Debentures		$ 0.250
Conversion to common shares pursuant to the July Convertible Debentures		(13,737,500)
Weighted Average Exercise Price, Conversion to common shares pursuant to the July Convertible Debentures		$ 0.280
Conversion to common shares pursuant to the August Convertible Debentures		(2,816,250)
Weighted Average Exercise Price, Conversion to common shares pursuant to the August Convertible Debentures		$ 0.280
Forfeit and return of cancellation of warrants pursuant to termination of Consulting Agreement with Vireo Growth Inc		(4,500,000)
Weighted Average Exercise Price, Forfeit and return of cancellation of warrants		$ 0.225
Number of Warrants outstanding at beginning	31,770,249	4,000,000	33,510,696
Weighted Average Exercise Price, Warrants outstanding at ending	$ 0.230	$ 0.225	$ 0.280